Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Analysis of Intangible Assets
a)
An analysis of intangible assets at December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31, 2020
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations			Disposals and other		Amortization of the year (1)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	246,100,862	Ps.	15,079,714	Ps.	4,436,313		Ps.	1,502,981	Ps.	—	Ps.	(14,029,709)	Ps.	253,090,161
Accumulated amortization		(134,667,883)		—		—			(165,803)		(14,002,802)		14,227,424		(134,609,064)

Net		111,432,979		15,079,714		4,436,313			1,337,178		(14,002,802)		197,715		118,481,097

Trademarks		27,419,008		162,309		12,110			4,000		—		1,534,938		29,132,365
Accumulated amortization		(23,930,299)		—		—			(136,028)		(168,975)		(1,119,645)		(25,354,947)

Net		3,488,709		162,309		12,110			(132,028)		(168,975)		415,293		3,777,418

Customer relationships		22,875,011		1,935		2,689,718			(5,763)		—		4,018,365		29,579,266
Accumulated amortization		(19,775,630)		—		—			(845,089)		(808,293)		(3,996,593)		(25,425,605)

Net		3,099,381		1,935		2,689,718			(850,852)		(808,293)		21,772		4,153,661

Software licenses		13,104,110		2,445,784		36			(2,485,429)		—		4,236,645		17,301,146
Accumulated amortization		(8,000,743)		—		—			2,013,617		(2,667,870)		(3,578,452)		(12,233,448)

Net		5,103,367		2,445,784		36			(471,812)		(2,667,870)		658,193		5,067,698

Content rights		10,160,182		1,570,415		—			(313,942)		—		619,657		12,036,312
Accumulated amortization		(8,115,229)		—		—			—		(1,440,749)		(503,241)		(10,059,219)

Net		2,044,953		1,570,415		—			(313,942)		(1,440,749)		116,416		1,977,093

Total of intangibles, net	Ps.	125,169,389	Ps.	19,260,157	Ps.	7,138,177		Ps.	(431,456)	Ps.	(19,088,689)	Ps.	1,409,389	Ps.	133,456,967

Goodwill	Ps.	152,899,801	Ps.	—	Ps.	(7,014,120	) (2)	Ps.	(537,343)	Ps.	—	Ps.	(2,295,479)	Ps.	143,052,859

(1)	Restated for discontinued operations of TracFone, Panama and the Claro Chile, SpA joint venture. See Note 2Ac.
(2)	Corresponds to adjustments in Purchase Price allocation values, mainly for the spectrum licenses, in subsidiaries acquired during 2019.

	For the year ended December 31, 2021
	Balance at beginning of year		Acquisitions		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	253,090,161	Ps.	24,406,905	Ps.	(4,427,685)	Ps.	—	Ps.	(7,011,691)	Ps.	266,057,690
Accumulated amortization		(134,609,064)		—		6,469,128		(14,387,511)		6,737,502		(135,789,945)

Net		118,481,097		24,406,905		2,041,443		(14,387,511)		(274,189)		130,267,745

Trademarks		29,132,365		75,100		(1,129,666)		—		(401,946)		27,675,853
Accumulated amortization		(25,354,947)		—		802,717		(140,205)		308,745		(24,383,690)

Net		3,777,418		75,100		(326,949)		(140,205)		(93,201)		3,292,163

Customer relationships		29,579,266		229,936		(4,133,408)		—		(1,105,668)		24,570,126
Accumulated amortization		(25,425,605)		—		3,830,742		(707,500)		1,093,401		(21,208,962)

Net		4,153,661		229,936		(302,666)		(707,500)		(12,267)		3,361,164

Software licenses		17,301,146		2,660,330		(3,484,755)		—		(1,225,585)		15,251,136
Accumulated amortization		(12,233,448)		(626)		3,482,440		(2,738,978)		1,052,938		(10,437,674)

Net		5,067,698		2,659,704		(2,315)		(2,738,978)		(172,647)		4,813,462

Content rights		12,036,312		818,436		(281,747)		—		429,319		13,002,320
Accumulated amortization		(10,059,219)		—		(147,668)		(899,666)		(404,537)		(11,511,090)

Net		1,977,093		818,436		(429,415)		(899,666)		24,782		1,491,230

Total of intangibles, net	Ps.	133,456,967	Ps.	28,190,081	Ps.	980,098	Ps.	(18,873,860)	Ps.	(527,522)	Ps.	143,225,764

Goodwill	Ps.	143,052,859	Ps.	—	Ps.	(3,516,287)	Ps.	—	Ps.	(2,958,378)	Ps.	136,578,194

(1)	Includes disposals related to the sale of TracFone.
(2)	Restated by discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2. Ac.

	For the year ended December 31, 2022
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	266,057,690	Ps.	2,656,914	Ps.	95,147	Ps.	(1,785,196)	Ps.	—	Ps.	(11,475,085)	Ps.	255,549,470
Accumulated amortization		(135,789,945)		—		—		1,436,078		(13,323,410)		5,252,171		(142,425,106)

Net		130,267,745		2,656,914		95,147		(349,118)		(13,323,410)		(6,222,914)		113,124,364

Trademarks		27,675,853		183,631		40,412		(66,000)		—		(1,366,541)		26,467,355
Accumulated amortization		(24,383,690)		—		—		—		(110,974)		1,041,866		(23,452,798)

Net		3,292,163		183,631		40,412		(66,000)		(110,974)		(324,675)		3,014,557

Customer relationships		24,570,126		22,842		2,863,765		—		—		(3,267,041)		24,189,692
Accumulated amortization		(21,208,962)		—		—		(18)		(954,256)		2,831,217		(19,332,019)

Net		3,361,164		22,842		2,863,765		(18)		(954,256)		(435,824)		4,857,673

Software licenses		15,251,136		5,108,485		14,205		(797,084)		—		(3,358,767)		16,217,975
Accumulated amortization		(10,437,674)		—		—		976,417		(2,645,400)		2,591,274		(9,515,383)

Net		4,813,462		5,108,485		14,205		179,333		(2,645,400)		(767,493)		6,702,592

Content rights		13,002,320		874,961		—		(263,798)		—		(830,079)		12,783,404
Accumulated amortization		(11,511,090)		—		—		3,382		(881,352)		799,892		(11,589,168)

Net		1,491,230		874,961		—		(260,416)		(881,352)		(30,187)		1,194,236

Total of intangibles, net	Ps.	143,225,764	Ps.	8,846,833	Ps.	3,013,529	Ps.	(496,219)	Ps.	(17,915,392)	Ps.	(7,781,093)	Ps.	128,893,422

Goodwill	Ps.	136,578,194	Ps.	14,447,186	Ps.	280,192	Ps.	(2,230,610)	Ps.	(149,696)	Ps.	(7,803,901)	Ps.	141,121,365

(1)	Includes the transaction related to Panama and Chile disposal.
(2)	Includes the discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2, Ac.

Summary of Aggregate Carrying Amount of Goodwill
b) The aggregate carrying amount of goodwill is allocated as follows:

	2021	2022
Europe	Ps. 52,307,190	Ps. 49,465,916
Brazil (1)	18,017,916	31,085,202
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	11,685,585	8,495,090
Mexico	10,164,814	9,233,694
Peru	2,532,770	2,523,467
Chile (2)	2,311,239	—
El Salvador	2,510,595	2,522,768
Ecuador	2,155,384	2,155,384
Guatemala	1,947,203	2,245,161
Other countries	1,295,381	1,744,566

	Ps.136,578,194	Ps.141,121,365

(1)	Includes a goodwill as a result of the Jonava acquisition. See Note 12a.
(2)	As a result of the Claro Chile, SpA joint venture, goodwill in Chile was unconsolidated. See Note 12b.